UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C
Address: 1804 Embarcadero Road
         Palo Alto, CA 94303

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Neshie Tiwari
Title: Chief Compliance Officer
Phone: 650-565-4900

Signature, Place, and Date of Signing:

 /s/ Neshie Tiwari              Palo Alto, CA               07/28/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  32
Form 13F Information Table Value Total:  54,627,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                       COM          002824100     1899      35850    SH           Sole                               NONE
ADVANCED MEDICAL OPTICS INC       COM          00763M108       26       1372    SH           Sole                               NONE
ALLERGAN INC                      COM          018490102     1958      37623    SH           Sole                               NONE
ARCH CHEMICALS INC                COM          03937R102      732      22084    SH           Sole                               NONE
ARCH COAL INC                     COM          039380100     1036      13801    SH           Sole                               NONE
AVIS BUDGET GROUP                 COM          053774105       12       1380    SH           Sole                               NONE
BANK OF AMERICA CORPORATION       COM          060505104        3        118    SH           Sole                               NONE
BEMIS INC                         COM          081437105     1243      55439    SH           Sole                               NONE
Carpenter Technology Corp Stock   COM          144285103     1625      37233    SH           Sole                               NONE
CHEVRON CORP NEW                  COM          166764100       15          0    SH           Sole                               NONE
COCA COLA CO                      COM          191216100        0          0    SH           Sole                               NONE
COCA COLA ENTERPRISES INC         COM          191219104     9067     524079    SH           Sole                               NONE
COMMSCOPE INC                     COM          203372107       32        611    SH           Sole                               NONE
DOMINION RES INC VA NEW           COM          25746U109     7812     164491    SH           Sole                               NONE
E.I. du Pont de Nemours & Company COM          263534109      342       7983    SH           Sole                               NONE
EL PASO CORP                      COM          28336L109     3048     140191    SH           Sole                               NONE
EXXON MOBIL CORP                  COM          30231G102       22        253    SH           Sole                               NONE
FedEx Corporation                 COM          31428X106     3273      41535    SH           Sole                               NONE
GARDNER DENVER INC                COM          365558105      887      15617    SH           Sole                               NONE
General Growth Properties, Inc    COM          370021107      347       9918    SH           Sole                               NONE
GOODYEAR TIRE & RUBR CO           COM          382550101      197      11049    SH           Sole                               NONE
HOSPIRA INC                       COM          441060100     1225      30545    SH           Sole                               NONE
NATCO GROUP INC                   COM          63227W203      214       3924    SH           Sole                               NONE
NATIONAL GRID PLC                 SPON ADR NEW 636274300    14244     215912    SH           Sole                               NONE
OLD DOMINION FGHT LINES INC       COM          679580100     2481      82654    SH           Sole                               NONE
OLIN CORP                         COM PAR $1   680665205      100       3805    SH           Sole                               NONE
PEROT SYS CORP                    COM          714265105      495      32988    SH           Sole                               NONE
STANDARD REGISTER CO              COM          853887107      111      11796    SH           Sole                               NONE
The Mosaic Company                COM          61945A107      490       3385    SH           Sole                               NONE
TITAN INTL INC ILL                COM          88830M102     1381      38774    SH           Sole                               NONE
VALASSIS COMMUNICATIONS INC       COM          918866104      280      22393    SH           Sole                               NONE
WYNDHAM WORLDWIDE CORP            COM          98310W108       30       1687    SH           Sole                               NONE